STOCK OPTIONS: Purchase common shares (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Balance	2,275,000	2,100,000	0
Shares, Granted	1,500,000	2,025,000	2,100,000
Shares, Exercised	0	(1,750,000)	0
Shares, Cancelled	(100,000)	(100,000)	0
Shares, Balance	3,675,000	2,275,000	2,100,000
Shares, Ending exercisable	2,800,000	1,333,333
Weighted Average Exercise Price, Balance	$ 0.16	$ 0.10
Weighted Average Exercise Price, Granted	$ 0.40	$ 0.29	$ 0.10
Weighted Average Exercise Price, Cancelled	$ 0.42
Weighted Average Exercise Price, Balance	$ 0.26	$ 0.16	$ 0.10
Weighted Average Exercise Price, exercisable	$ 0.28	$ 0.13